BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Large Cap Core V.I. Fund

BlackRock Large Cap Growth V.I. Fund

BlackRock Large Cap Value V.I. Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated June 14, 2013
to the Prospectus dated May 1, 2013

Effective immediately, the following changes are made to the Funds’ Prospectus:

The sections in the Prospectus captioned “Fund Overview — Key Facts about BlackRock Large Cap Core V.I. Fund — Portfolio Managers,” “Fund Overview — Key Facts about BlackRock Large Cap Growth V.I. Fund — Portfolio Managers” and “Fund Overview — Key Facts about BlackRock Large Cap Value V.I. Fund — Portfolio Managers” are each deleted in their entirety and replaced with the following:

Portfolio Manager

Name	Portfolio Manager of the Fund Since	Title
Peter Stournaras, CFA	2010	Managing Director of BlackRock, Inc.

The sections in the Prospectus captioned “Details about the Fund — How the Fund Invests — About the Portfolio Management of the Fund” with respect to each Fund are each deleted in their entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE FUND
The Fund is managed by Peter Stournaras, CFA. Mr. Stournaras is primarily responsible for the day-to-day management of the Fund’s portfolio. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio manager.

The sections in the Prospectus captioned “Management of the Funds — Portfolio Manager Information — BlackRock Large Cap Core V.I. Fund, BlackRock Large Cap Growth V.I. Fund and BlackRock Large Cap Value V.I. Fund” and “Management of the Funds — Portfolio Manager Information — BlackRock Large Cap Core V.I. Fund and BlackRock Large Cap Value V.I. Fund” are each deleted in their entirety and replaced with the following:

Each Fund is managed by Peter Stournaras, CFA, who is primarily responsible for the day-to-day management of each Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Peter Stournaras, CFA	Primarily responsible for the day-to-day management of each Fund’s portfolio, including setting each Fund’s overall investment strategy and overseeing the management of the Funds.	2010	Managing Director of BlackRock, Inc. since 2010; Director at Northern Trust Company from 2006 to 2010; Portfolio Manager at Smith Barney/Legg Mason from 2005 to 2006; Director at Citigroup Asset Management from 1998 to 2005.

Shareholders should retain this Supplement for future reference.

PRO-VARLCVI-0613SUP